Washington Mutual Investors Fund

Report to Shareholders

For the Quarter Ended January 31, 1996

(Logo)
The American Funds Group (R)

Fellow Shareholders

Responding to further gains in corporate profits and a continued decline in interest rates, the stock market extended its advance in the third quarter of Washington Mutual's fiscal year. For the three months ended January 31, the unmanaged Standard & Poor's 500 Composite Index rose 10.0% on a total return basis. The value of the Fund's shares posted a somewhat larger increase: 11.6% with distributions reinvested.

During the period, the economy showed signs of losing momentum. Retail sales weakened in December and January. Poor weather contributed to this weakness along with an erosion in consumer confidence, which had already been impacted by the stalemate over the Federal budget and by more announcements of corporate downsizings and layoffs.

The Federal Reserve has taken steps to counter the current softness in the economy. On December 19 and again on January 31, it lowered the target for Federal funds by a quarter of one percent. Most major banks reduced their prime lending rates by the same amount.

In the November-to-January quarter, your Fund continued to benefit from dividend increases by a number of companies represented in its portfolio. Thirty-one firms - or 23% of the total - took action to raise dividends during the three months.

The portfolio appearing in this report reflects ownership of 134 companies in 25 industries. On January 31, the largest industry positions as a percentage of net assets were Banking (16.0%); Health & Personal Care (12.6%); Telecommunications (10.6%); Energy Sources (8.8%); Electric & Gas Utilities (8.2%); Insurance (5.7%); Business & Public Services (4.9%); Chemicals (3.6%); Financial Services (3.5%); and Merchandising (3.1%).

Nine new names have appeared in the Fund's portfolio since October 31:
Baltimore Gas and Electric, Emerson Electric, Equitable Resources, Florida Progress, Goodyear Tire & Rubber, Oklahoma Gas and Electric,
Sherwin-Williams, Southern Co. and Union Electric. Three names were eliminated: CBS, McGraw-Hill and SCANA.

We look forward to reporting to you again after the close of our fiscal year April 30. Meanwhile, your questions and comments are always welcome.

Cordially,
          (Signatures)

          Stephen Hartwell    James H. Lemon, Jr. Harry J. Lister
          Chairman            Vice Chairman       President

March 11, 1996

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND WERE CALCULATED WITHOUT A SALES CHARGE. ALL INVESTMENTS ARE SUBJECT TO CERTAIN RISKS. FOR EXAMPLE, THOSE WHICH INCLUDE COMMON STOCKS ARE AFFECTED BY FLUCTUATING STOCK PRICES SO YOU MAY GAIN OR LOSE MONEY BY INVESTING IN THE FUND. INVESTORS SHOULD MAINTAIN A LONG-TERM INVESTMENT PERSPECTIVE. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

(Logo)
Washington Mutual Investors Fund

Your Investment Account
As of January 31, 1996

Each $1,000 of Net Assets Represented:

                                                                  Which
  This                                                          Has Paid
 Amount                                                         Dividends
Invested          In This Company                                 Since

 $10.19        Aetna Life and Casualty Co.                        1934
   2.05        AlliedSignal Inc.                                  1920
  14.59        Allstate Corp.                                     1993
   4.02        ALLTEL Corp.                                       1960
   6.12        American Electric Power Company, Inc.              1910
   7.31        American Express Co.                               1870
   9.87        American General Corp.                             1929
  22.37        American Home Products Corp.                       1919
  13.02        Ameritech Corp.                                    1984
  11.22        Amoco Corp.                                        1894
   5.27        Ashland Inc.                                       1935
   1.63        Atlantic Energy, Inc.                              1937
   4.66        Atlantic Richfield Co.                             1927
  19.42        AT&T Corp.                                         1881
   1.47        Baltimore Gas and Electric Co.                     1910
  11.45        Banc One Corp.                                     1968
  17.86        Bank of New York Co., Inc.                         1785
   7.86        BankAmerica Corp.                                  1968
   6.40        Bankers Trust New York Corp.                       1904
   2.74        Barnett Banks, Inc.                                1945
   7.80        Bell Atlantic Corp.                                1984
   5.01        Beneficial Corp.                                   1929
   4.97        Boeing Co.                                         1942
  16.67        Bristol-Myers Squibb Co.                           1900
   1.29        Brooklyn Union Gas Co.                             1949
   3.69        Browning-Ferris Industries, Inc.                   1965
    .95        Carolina Power & Light Co.                         1937
   2.67        Central and South West Corp.                       1947
   4.42        Chase Manhattan Corp.                              1969
  15.80        Chemical Banking Corp.                             1968
  17.68        Chevron Corp.                                      1912
   6.99        CIGNA Corp.                                        1981
   1.12        CINergy Corp.                                      1940
   1.69        Clorox Co.                                         1967
   7.21        Colgate-Palmolive Co.                              1859
   1.93        Comerica Inc.                                      1972
   4.19        Conrail, Inc.                                      1987
   8.65        Consolidated Edison Co. of New York, Inc.          1885
   2.66        Consolidated Natural Gas Co.                       1944
   6.86        CPC International Inc.                             1920
   3.44        Dana Corp.                                         1936
   1.81        Deluxe Corp.                                       1967
   1.31        Dominion Resources, Inc.                           1925
   2.01        Dow Jones & Co., Inc.                              1962
  25.91        E.I. du Pont de Nemours and Co.                    1904
   4.31        DTE Energy Co. (formerly Detroit Edison Co.)       1909
   4.08        Duke Power Co.                                     1926
  21.60        Dun & Bradstreet Corp.                             1934
   1.88        Eastman Kodak Co.                                  1902
   6.24        Eaton Corp.                                        1923
   1.50        Emerson Electric Co.                               1940
    .51        Equitable Resources, Inc.                          1947
  12.55        Exxon Corp.                                        1882
  10.17        Federal National Mortgage Assn.                    1955
   7.35        First Chicago NBD Corp. (formerly First
                 Chicago Corp. and NBD Bancorp, Inc.)             1936
   8.45        First Union Corp.                                  1989
  10.85        Fleet Financial Group, Inc.                        1968
   2.90        Florida Progress Corp.                             1982
   2.93        Gannett Co., Inc.                                  1929
  10.03        General Electric Co.                               1899
  10.36        General Mills, Inc.                                1928
   1.72        Goodyear Tire & Rubber Co.                         1899
   7.26        GTE Corp.                                          1936
   8.81        Household International, Inc.                      1926
   6.13        Houston Industries Inc.                            1922
  16.76        International Paper Co.                            1946
   4.92        Johnson & Johnson                                  1934
   3.99        Johnson Controls, Inc.                             1901
   1.90        Kansas City Power & Light Co.                      1950
   5.84        Kerr-McGee Corp.                                   1937
   3.39        KeyCorp                                            1961
   6.82        Kimberly-Clark Corp.                               1923
  18.88        Eli Lilly and Co.                                  1885
   7.05        Lincoln National Corp.                             1920
   4.03        Marsh & McLennan Companies, Inc.                   1923
   1.87        Masco Corp.                                        1936
   1.89        Maytag Corp.                                       1946
   1.92        McKesson Corp.                                     1962
   3.29        Melville Corp.                                     1916
  19.98        Merck & Co., Inc.                                  1935
  17.83        Minnesota Mining andManufacturing Co.              1916
   8.52        Mobil Corp.                                        1902
   7.25        Monsanto Co.                                       1925
  12.88        J.P. Morgan & Co. Inc.                             1892
  11.18        National City Corp.                                1972
  10.57        NationsBank Corp.                                  1968
  15.91        Norfolk Southern Corp.                             1901
   1.45        Northeast Utilities                                1927
   5.11        Norwest Corp.                                      1939
   3.30        NYNEX Corp.                                        1984
    .86        Oklahoma Gas and Electric Co.                      1943
   5.48        Pacific Gas and Electric Co.                       1912
  22.48        Pacific Telesis Group                              1984
   2.92        PECO Energy Co.                                    1928
  14.27        J.C. Penney Co., Inc.                              1926
   4.89        PepsiCo, Inc.                                      1921
   1.80        Pfizer Inc                                         1925
  12.39        Pharmacia & Upjohn, Inc. (formerly Upjohn Co.)     1959
  12.47        Pitney Bowes Inc.                                  1934
   7.53        PNC Bank Corp.                                     1865
   6.20        PP & L Resources, Inc.                             1994
   5.80        Public Service Enterprise Group Inc.               1948
   1.04        Puget Sound Power & Light Co.                      1943
   6.39        Raytheon Co.                                       1964
   4.09        SBC Communications Inc.                            1984
   4.90        SCEcorp.                                           1910
   3.05        Schering-Plough Corp.                              1952
   2.51        Sherwin-Williams Co.                               1885
   1.13        Signet Banking Corp.                               1962
   1.30        Southern Co.                                       1947
   6.98        Sprint Corp.                                       1939
   4.18        St. Paul Companies, Inc.                           1968
   3.39        Student Loan Marketing Assn.                       1976
   6.57        SunTrust Banks, Inc.                               1985
   2.10        Tambrands Inc.                                     1941
  19.21        Texaco Inc.                                        1903
   2.05        Thomas & Betts Corp.                               1934
   1.43        Times Mirror Co.                                   1892
   4.60        TRW Inc.                                           1936
    .78        Unicom Corp.                                       1890
   3.71        Union Electric Co.                                 1953
  10.59        Union Pacific Corp.                                1968
   5.76        United Technologies Corp.                          1936
   2.55        Unocal Corp.                                       1916
  17.59        U S WEST Communications Group
                 (formerly a part of U S WEST, Inc.)              1984
   6.96        U S WEST Media Group ('95 spinoff
                 from U S WEST, Inc.)                                -
   1.55        VF Corp.                                           1941
   6.81        Wachovia Corp.                                     1936
   3.93        Walgreen Co.                                       1899
   9.40        Wal-Mart Stores, Inc.                              1971
  15.54        Warner-Lambert Co.                                 1926
   5.00        Westvaco Corp.                                     1899
   9.19        WMX Technologies, Inc.                             1975
  14.73        Xerox Corp.                                        1930

Stocks in initial period of acquisition - $1.96
Excess of United States Treasury bills, cash, and
  receivables over payables - $39.53
On January 31, 1996 the Fund's net asset value per share was $22.50, and net assets were $19,511,575,988

Each $1,000 of Net Assets Was Invested In These Industries:

Energy
   Energy Sources                                            $ 87.50
   Utilities: Electric & Gas                                   82.14

Materials
   Building Materials & Components                              1.87
   Chemicals                                                   35.67
   Forest Products & Paper                                     21.76

Capital Equipment
   Aerospace & Military Technology                             17.12
   Data Processing & Reproduction                              14.73
   Electrical & Electronics                                    11.53
   Electronic Components                                        2.05
   Industrial Components                                       19.99

Consumer Goods
   Appliances & Household Durables                              1.89
   Beverages                                                    4.89
   Food & Household Products                                   26.12
   Health & Personal Care                                     126.44
   Recreation & Other Consumer Products                         1.88
   Textiles & Apparel                                           1.55

Services
   Broadcasting & Publishing                                   13.33
   Business & Public Services                                  48.76
   Merchandising                                               30.89
   Telecommunications                                         105.96
   Transportation: Rail                                        30.69

Finance
   Banking                                                    160.28
   Financial Services                                          34.69
   Insurance                                                   56.90

Multi-Industry
   Multi-Industry                                              19.88

Stocks in initial period of acquisition                         1.96

Excess of United States Treasury bills, cash, and
   receivables over payables                                   39.53

This report is for the information of shareholders of Washington Mutual Investors Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

Washington Mutual Investors Fund

Directors

Stephen Hartwell
   (Chairman)
James H. Lemon, Jr.
   (Vice Chairman)
Harry J. Lister
   (President)
Cyrus A. Ansary
John A. Beck
James C. Miller III
Thomas J. Owen
Jean Head Sisco
T. Eugene Smith
Margita E. White
Stephen G. Yeonas

Advisory Board

Mary K. Bush
Daniel J. Callahan III
Vernon W. Holleman, Jr.
William B. Snyder
Leonard P. Steuart II
Robert F. Tardio
W. Reid Thompson

Directors Emeritus

Bernard J. Nees
   (Chairman Emeritus)
Charles T. Akre
Nathan A. Baily
Frank M. Ewing

Office of the Fund and the Business Manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment Manager

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443
135 South State College Blvd.
Brea, CA 92621-5804

Counsel

Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC 20005-2216

Custodian

The Chase Manhattan Bank, N.A.
One Chase Manhattan Plaza
New York, NY 10081-0001

Transfer Agent

American Funds Service Company
P.O. Box 2205
Brea, CA 92622-2205

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 2280
Norfolk, VA 23501-2280

P.O. Box 6007
Indianapolis, IN 46206-6007

Principal Underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462


For information about your account or any of the Fund's services, please contact your securities dealer or financial planner, or call the Fund's transfer agent, toll-free, at 800/421-0180.

WMIF-012-0396